Subsequent Events (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended		3 Months Ended							3 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Subsequent Event [Member]	Jun. 30, 2012 Subsequent Event [Member]	Jul. 31, 2012 Settlement Agreement [Member]	Jul. 31, 2012 Contract Settlement Agreement [Member]	Jun. 30, 2012 Contract Settlement Agreement [Member]	Aug. 15, 2012 Warrant Contract Dispute Agreed [Member]	Jul. 31, 2012 Securities Purchase Agreement [Member]	Jun. 30, 2012 Securities Purchase Agreement [Member]	Aug. 15, 2012 Warrant Contract Dispute Actual [Member]	Jun. 30, 2012 Consulting Agreement [Member]	Mar. 31, 2012 Maximum [Member]	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Notes Payable [Member]	Mar. 31, 2012 Convertible Notes Payable [Member]	Mar. 31, 2012 Convertible Debt [Member]	Mar. 31, 2012 Officer [Member]	Mar. 25, 2012 Common Stock [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Stock Issued During Period, Shares, Other							7,500,000		7,000,000			20,833,333
Stock Issued During Period, Value, Other							$ 150,000		$ 129,500
Common Stock, No Par Value	$ 0.0185		$ 0.0185											$ 0.01
Gain (Loss) Related To Litigation Settlement	0	(627,384)	(2,941,826)	(2,542,073)	(3,862,458)	(433,400)			129,500
Stock Issued During Period, Shares, Issued For Services			12,621,411							10,000,000															120,200,000
Stock Issued During Period, Value, Issued For Services			200,000							120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											0.012			0.01
Proceeds From (Repayments Of) Debt												119,503			80,233
Warrants Cancelled												12,500,000	100,000,000		8,333,333
Stock Issued During Period, Shares, Restricted Stock Award, Gross												12,500,000			8,333,333
Shares Issued Upno Exercise Of Warrants													100,000,000
Proceeds From Warrant Exercises													870,000
Debt Issuance Costs							90,975						130,000
Stock Issued During Period, Shares, Issued for Cash													200,000,000
Warrants Issued													54,500,000
Percentage Of Common Stock Value																8.40%
Common Stock, Shares, Issued	1,416,605,782		1,416,605,782		605,930,613	118,649,439										3,500,000,000
Common Stock, Shares, Outstanding	1,390,174,207		1,390,174,207		605,930,613	118,649,439										3,500,000,000
Notes Payable								750,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Common Stock Value Per Share Percentage								95.00%
Shares Returned During Period Held In Treasury Stock							79,071,984
Common Stock, Shares Authorized	2,500,000,000		2,500,000,000		2,500,000,000	2,500,000,000																	1,000,000,000
Settlement of accounts payable and accrued expenses (1)			0																		267,308,200	20,000,000		32,000,000
Stock issued to settle accounts payable and due to factor																						280,000		285,760
Stock Issued During Period Per Share																						$ 0.014		$ 0.00893
Proceeds from Notes Payable																			3,061,000	489,950
Percentage Of Unsecured Notes Interest																			15.00%
Maturity Term Notes Payable																			18 months
Debt Issuance Granted																			241,125,000
Warrant Term																			2 years 6 months
Warrant Exercise Price Per Share Minimum																			$ 0.012
Warrant Exercise Price Per Share Maximum																			$ 0.015
Debt Issuance Vested Period From Grant																			6 months
Executed Convertible Notes																				519,950
Payments Of Debt Issuance Costs			(106,950)	(204,093)	(263,283)	0														30,000
Maturity Term Convertible Notes Minimum																				6 months
Maturity Term Convertible Notes Maximum																				1 year
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate																	10.00%	8.00%
Percentage Of Default Interest Rate																	24.00%	20.00%
Description Of Convertible Notes Issuance Term																				These notes may be convertible as follows, depending upon the terms of each issuance: 35% of the average, 3 lowest trading days, prior to the 10 days before conversion, 62% of the lowest trading price during the 7 days before conversion; and 65% of the lowest trading price during the 30 days before conversion
Payment Of Secured Convertible and Unsecured Debt																					2,443,214
Payment Of Accrued Interest																					2,895,576
Stock Issued During Period Warrants Issues																					58,971,327
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																					14,542,939
Stock Repurchase Program, Remaining Authorized Repurchase Amount																					230,400
Stock Repurchase Program Authorized Repurchase Amount Per Share																					$ 0.0158
Payment To Investors																					$ 100,000